Summary of Significant Accounting Policies - Goodwill and Intangible Assets (Details) - Benson Hill, Inc $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Reporting units for quantitative units	2
Reporting units for qualitative units	1
Impairment of goodwill | $	$ 4,832
Trade names
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	10 years	10 years
Employment agreement
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	2 years	2 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	15 years	15 years